UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.2%

Alabama — 3.2%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,555	$1,683,645
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,486,461
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,555,195
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,104,233
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	2,460,450
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	4,080	4,367,640

		19,657,624

Arizona — 3.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	3,400	3,429,172
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,739,513
5.00%, 12/01/37	7,460	8,666,581

		23,835,266

California — 12.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	6,230	6,650,650
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,465	2,743,545
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	290	313,647
5.25%, 08/15/49	715	768,854
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	2,970	3,087,642
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/41	1,030	1,078,791
5.00%, 12/01/46	885	922,391

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	$11,690	$12,136,909
5.25%, 05/15/39	1,560	1,575,428
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	812,054
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B(c):
0.00%, 06/01/41	5,000	1,819,350
0.00%, 06/01/42	6,000	2,077,080
0.00%, 06/01/43	5,000	1,646,100
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	3,440	3,249,837
5.25%, 06/01/47	1,965	1,933,422
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/34	3,500	2,050,930
0.00%, 08/01/36	4,000	2,142,960
State of California, GO, Various Purposes:
6.50%, 04/01/19(a)	11,055	11,143,551
6.00%, 03/01/33	4,970	5,201,552
6.50%, 04/01/33	9,355	9,425,162
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,645,621
Sub-Series I-1, 6.38%, 11/01/19(a)	2,315	2,398,201

		74,823,677

Colorado — 1.4%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	3,485	4,224,796
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	4,205	4,265,131

		8,489,927

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,764,905

Delaware — 2.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,346,218

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$2,280	$2,493,020
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,412,741

		15,251,979

District of Columbia — 6.5%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	865	985,313
Georgetown University Issue, 5.00%, 04/01/27(a)	295	357,351
Georgetown University Issue, 5.00%, 04/01/42	710	791,920
Kipp Charter School, Series A, 6.00%, 07/01/23(a)	1,480	1,741,575
The Catholic University of America Issue, 5.00%, 10/01/48	4,590	5,054,967
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	23,035	23,833,163
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	3,990	4,120,233
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,007,335
5.25%, 10/01/44	2,465	2,507,916

		40,399,773

Florida — 2.5%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,775,156
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(a)	2,280	2,417,552
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 06/01/32	600	622,326
5.00%, 06/01/36	125	128,891
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	5,885	6,708,724

Security	Par (000)	Value

Florida (continued)
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	$3,395	$2,716,000

		15,368,649

Georgia — 2.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,910	2,129,325
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	7,225	7,373,329
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,010	1,145,956
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,689,320

		12,337,930

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,660	2,782,067

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	1,485	1,642,336

Illinois — 17.7%
Chicago Board of Education, GO, Series C:
Series H, 5.00%, 12/01/36	920	944,371
Project, 5.25%, 12/01/35	2,905	3,000,342
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
, 5.00%, 12/01/25	1,650	1,743,571
Series F, 5.00%, 12/01/22	1,250	1,302,863
Series G, 5.00%, 12/01/34	915	945,936
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	1,060	1,066,466
5.00%, 12/01/46	2,745	2,754,141
Refunding, 5.00%, 12/01/25	1,280	1,352,589
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(a)	11,385	12,411,130

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$2,055	$2,159,887
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	2,000	2,118,660
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,589,706
Illinois Finance Authority, RB:
Advocate Health Care Network, Series C(a):
5.38%, 04/01/19	5,010	5,038,507
5.38%, 04/01/19	5,620	5,652,877
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/47	405	429,814
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/50	205	217,105
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,022,477
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	3,160	3,247,311
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	14,710	15,054,067
Series B-2, 5.00%, 06/15/50	3,905	3,914,958
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	885	959,632
6.00%, 06/01/21	2,245	2,459,779
State of Illinois, GO, 5.00%, 02/01/39	2,990	3,038,797
State of Illinois, GO, Refunding:
Series A, 5.00%, 10/01/30	10,400	11,165,544
Series B, 5.00%, 10/01/28	1,965	2,124,322
State of Illinois, GO, Series A, 5.00%, 04/01/38	9,030	9,168,159
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	5,095	5,710,221
5.00%, 01/01/37	5,455	6,101,036

Security	Par (000)	Value

Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	$1,910	$2,082,339

		109,776,607

Indiana — 3.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,525	1,739,293
7.00%, 01/01/44	3,680	4,216,802
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,805,491
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	880	926,842
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	2,905	3,051,906
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	790	837,005
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	1,655	1,697,699
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,746,221

		22,021,259

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	5,515	5,866,747
Midwestern Disaster Area, 5.50%, 12/01/22	15	15,014
Midwestern Disaster Area, 5.25%, 12/01/25	2,125	2,251,863
Midwestern Disaster Area, 5.88%, 12/01/26(b)	805	845,886
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	825	856,977

		9,836,487

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,915	2,028,464

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	$2,515	$2,748,870
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(g)	2,325	2,246,577

		7,023,911

Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	6,955,527
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,980	2,044,152
5.25%, 05/15/31	1,690	1,774,669
5.25%, 05/15/32	2,160	2,298,132
5.25%, 05/15/33	2,345	2,479,228
5.25%, 05/15/35	985	1,045,676

		16,597,384

Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	855	900,503
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,440	1,482,264
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	943,824
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	4,295	4,650,197

		7,976,788

Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,665	9,335,671
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,870	3,100,748

Security	Par (000)	Value

Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	$1,490	$1,559,047
5.50%, 05/15/36	1,210	1,256,198
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,710	1,823,048
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,120	2,300,984

		19,375,696

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,030	2,039,054
5.25%, 02/15/53	4,060	4,499,860

		6,538,914

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	543,995
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	2,035	2,067,764
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	480	509,342

		3,121,101

Nebraska — 1.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,610	1,741,553
5.00%, 09/01/42	2,815	3,021,255
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	3,280	3,368,429

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	$600	$616,176

		8,747,413

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	3,055	2,933,503
Series C, AMT, 4.88%, 11/01/42	1,585	1,555,360

		4,488,863

New Jersey — 11.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,489,986
5.25%, 11/01/44	2,980	3,166,071
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	2,115	2,122,572
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(d)(e)	3,680	38,640
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	430	435,960
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	3,830	4,154,822
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	2,035	2,294,463
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,285	2,454,204
Series EEE, 5.00%, 06/15/48	7,320	7,656,061
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	2,905	3,054,840
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	8,000	9,166,880
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	3,035	3,287,573
Series E, 5.00%, 01/01/45	5,095	5,596,501
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	1,320	1,372,747
Transportation Program, Series AA, 5.00%, 06/15/44	2,445	2,521,137

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series A, 5.50%, 06/15/41	$8,000	$8,341,120
Transportation System, Series B, 5.25%, 06/15/36	4,810	5,013,607
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,070	1,131,332
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,800	5,775,640

		71,074,156

New York — 9.8%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,805	5,154,948
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	840	852,642
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,600	3,682,692
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series B, 5.00%, 06/01/45	9,395	9,538,274
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,688	1,794,861
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,148,498
5.25%, 11/15/39	1,650	1,829,124
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	2,400	2,491,992
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	7,830	8,107,417
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	660	704,755
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,655	1,750,295
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	7,186,136

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	$1,165	$1,226,908
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	2,585	2,679,249
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,676,954
6.00%, 12/01/42	1,960	2,074,699
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	3,535	4,058,533

		60,957,977

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(a)	2,750	2,780,002
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	1,130	1,263,363

		4,043,365

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,885	2,056,120

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	5,550	5,154,230
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	6,125	6,398,665
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,280	1,366,643

Security	Par (000)	Value

Ohio (continued)
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$800	$884,760
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	3,545	3,561,413
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,585	1,661,857

		19,027,568

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,065	4,173,129
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,350	2,559,456
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	3,845	3,979,421

		10,712,006

Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(b):
5.00%, 05/01/28	460	470,562
5.13%, 05/01/32	470	475,311
5.38%, 05/01/42	870	881,623
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	910	994,785
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,240	1,314,511
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	210	237,546
5.00%, 06/01/34	275	309,664
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,135	1,134,966
5.00%, 09/01/43	2,505	2,765,495
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,660	1,773,112
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	3,803,411

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,155	$2,340,459

		16,501,445

Puerto Rico — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,115	2,138,625
5.63%, 05/15/43	1,360	1,375,191

		3,513,816

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	3,060	3,206,697
Series B, 4.50%, 06/01/45	5,175	4,812,491
Series B, 5.00%, 06/01/50	5,765	5,780,104

		13,799,292

South Carolina — 6.6%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	5,115	5,544,302
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	6,075	6,593,926
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(a)	6,455	6,770,585
AMT, 5.25%, 07/01/55	2,525	2,732,909
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	12,936,455
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	2,805	2,939,472
Series E, 5.25%, 12/01/55	3,335	3,565,215

		41,082,864

Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,660	2,817,605

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$1,350	$1,478,331

		4,295,936

Texas — 14.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	4,210	4,553,999
Sub-Lien, 5.00%, 01/01/33	700	753,389
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	385	426,861
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	16,425	16,624,529
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A:
5.00%, 02/01/48	2,295	2,628,991
5.00%, 02/01/44	1,435	1,649,102
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	470	478,347
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B(a):
7.00%, 01/01/23	880	1,046,795
County of Harris Texas-Houston Sports Authority, Refunding RB(c):
3rd Lien, Series A (NPFGC), 0.00%, 11/15/24(a)	6,000	2,459,520
3rd Lien, Series A (NPFGC), 0.00%, 11/15/37	20,120	7,654,252
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/35	5,000	2,341,550
CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38	12,580	4,978,661
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(c):
0.00%, 09/15/40	9,780	3,878,944
0.00%, 09/15/41	5,420	2,039,058

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	$9,025	$9,896,364
Scott & White Healthcare, 6.00%, 08/15/20(a)	7,345	7,812,069
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	355	374,387
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(b)	1,980	1,936,519
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	5,035	5,714,221
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,835	3,022,167
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,360,120
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,293,341

		91,923,186

Utah — 0.8%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	1,830	2,008,828
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,735	1,918,580
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	1,105	915,128

		4,842,536

Virginia — 1.9%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,465	1,441,941
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,230	2,645,672

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	$3,155	$3,359,034
6.00%, 01/01/37	3,790	4,141,484

		11,588,131

Washington — 1.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	2,980	3,281,785
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,475	1,616,954
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,420	4,807,103

		9,705,842

Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,673,620

Total Municipal Bonds — 129.2% (Cost — $763,547,321)		799,656,416

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 4.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	6,196	6,347,729
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	18,540	19,010,607

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	$3,261	$3,321,757

		28,680,093

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	4,475	5,087,776

Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(a)	6,629	6,988,139

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	2,805	2,829,590

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,153	4,246,486
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	9,088	10,034,900
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	4,721,274

		19,002,660

New York — 12.9%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,075	3,116,205
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	16,395	17,512,647
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(a)(i)	1,938	2,087,591
5.75%, 02/15/47(i)	1,192	1,284,223
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	22,650,321

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	$12,611	$13,797,793
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	5,782,031
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	13,155	13,566,795

		79,797,606

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,549,050

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,321,891

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,137	3,181,490

Texas — 4.6%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	4,900	5,316,978
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,092,857
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,140	4,180,351
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,505	5,552,563
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,003	6,551,918

		28,694,667

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	7,153	7,279,991

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(a)	$14,487	$14,487,102

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,575	5,622,520

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.4% (Cost — $206,405,137)		212,522,575

Security	Value

Total Long-Term Investments — 163.6% (Cost — $969,952,458)	$1,012,178,991

Total Investments — 163.6% (Cost — $969,952,458)	1,012,178,991

Other Assets Less Liabilities — 1.2%	7,184,572

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.0)%	(129,814,469)

VMTP Shares at Liquidation Value — (43.8)%	(270,800,000)

Net Assets Applicable to Common Shares — 100.0%	$618,749,094

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire between February 15, 2019 to June 1, 2026, is $27,564,184.

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,633,327	(4,633,327)	—	$—	$48,780	$728	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK)

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	52	03/20/19	$6,368	$(172,519)
Long U.S. Treasury Bond	204	03/20/19	29,924	(1,506,122)
5-Year U.S. Treasury Note	53	03/29/19	6,088	(108,226)

				$(1,786,867)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi annual report.

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Municipal Income Trust (BFK)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,012,178,991	$—	$1,012,178,991

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,786,867)	$—	$—	$(1,786,867)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(129,280,829)	$—	$(129,280,829)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(400,080,829)	$—	$(400,080,829)

During the period ended January 31, 2019, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date:	March 22, 2019